Description of Business and Segmented Disclosures - Schedule of Capital Expenditures (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Reportable Segments [Line Items]
Capital Investment	$ 1,363	$ 1,661	$ 1,026
Total Capital Expenditures	1,704	20,049	1,037
Oil Sands Segment [Member]
Disclosure Of Reportable Segments [Line Items]
Capital Investment	887	973	604
Acquisition Capital	332	11,614	11
Deep Basin Segment [Member]
Disclosure Of Reportable Segments [Line Items]
Capital Investment	211	225
Acquisition Capital	9	6,774
Conventional Segment [Member]
Disclosure Of Reportable Segments [Line Items]
Capital Investment		206	171
Refining and Marketing Segment [Member]
Disclosure Of Reportable Segments [Line Items]
Capital Investment	208	180	220
Corporate and Eliminations Segment [member]
Disclosure Of Reportable Segments [Line Items]
Capital Investment	$ 57	$ 77	$ 31